AMG GW&K High Income Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Principal Amount	Value
Corporate Bonds and Notes - 99.6%
Financials - 15.4%
American Express Co. (3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	$186,000	$147,682
Citigroup, Inc. (3.875% to 02/18/26 then U.S. Treasury Yield Curve CMT 5 year + 3.417%), 3.875%, 02/18/26[1,2,3,4]	275,000	234,669
Fifth Third Bancorp 3.650%, 01/25/24	25,000	24,760
The Goldman Sachs Group, Inc. Series U (3.650% to 08/10/26 then U.S. Treasury Yield Curve CMT 5 year + 2.915%), 3.650%, 08/10/26[1,2,3,4]	151,000	121,718
Huntington Bancshares, Inc. 2.625%, 08/06/24	25,000	24,165
JPMorgan Chase & Co. Series S (6.750% to 02/01/24 then 3 month SOFR + 4.042%), 6.750%, 02/01/24[1,2,3]	167,000	166,966
KeyCorp (3.878% to 05/23/24 then SOFR Index + 1.250%), 3.878%, 05/23/25[1,3]	25,000	24,100
M&T Bank Corp. (4.553% to 08/16/27 then SOFR Index + 1.780%), 4.553%, 08/16/28[1,3]	39,000	35,922
MetLife, Inc. Series G (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3]	135,000	124,887
Morgan Stanley Series M 5.875%, 09/15/26[2,3,4]	174,000	158,505
Navient Corp. 6.125%, 03/25/24	180,000	179,038
SBA Communications Corp. 3.875%, 02/15/27	223,000	204,329
SLM Corp. 4.200%, 10/29/25	259,000	242,349
Starwood Property Trust, Inc. 4.750%, 03/15/25	223,000	213,209
US Bancorp (4.548% to 07/22/27 then SOFR + 1.660%), 4.548%, 07/22/28[1,3]	74,000	69,509
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.500%, 03/01/25[5]	170,000	167,146

Total Financials		2,138,954
	Principal Amount	Value
Industrials - 81.2%
AECOM 5.125%, 03/15/27	$167,000	$158,166
Air Canada (Canada) 3.875%, 08/15/26[5]	195,000	176,974
Alcoa Nederland Holding BV (Netherlands) 6.125%, 05/15/28[5]	200,000	192,576
American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[5]	191,583	187,112
Apache Corp. 4.250%, 01/15/30[4]	148,000	131,530
APi Group DE, Inc. 4.125%, 07/15/29[5]	200,000	168,069
Aramark Services, Inc. 5.000%, 02/01/28[5]	136,000	125,777
ATI, Inc. 4.875%, 10/01/29	78,000	68,619
Avient Corp. 5.750%, 05/15/25[5]	135,000	132,540
Ball Corp. 5.250%, 07/01/25	112,000	109,839
BWX Technologies, Inc. 4.125%, 06/30/28[5]	190,000	167,980
Caesars Entertainment, Inc. 6.250%, 07/01/25[5]	170,000	167,673
Callon Petroleum Co. 6.375%, 07/01/26[4]	185,000	181,561
CCO Holdings LLC/CCO Holdings Capital Corp. 5.500%, 05/01/26[4,5]	179,000	172,900
Celanese US Holdings LLC 6.330%, 07/15/29[4]	149,000	146,051
Centene Corp. 4.250%, 12/15/27	93,000	85,738
Cheniere Energy Partners LP 4.500%, 10/01/29	155,000	140,348
Chord Energy Corp. 6.375%, 06/01/26[5]	175,000	171,591
Clearwater Paper Corp. 5.375%, 02/01/25[5]	228,000	221,160
Cleveland-Cliffs, Inc. 5.875%, 06/01/27[4]	172,000	163,711
Cogent Communications Group, Inc. 3.500%, 05/01/26[5]	188,000	173,656
Commercial Metals Co. 3.875%, 02/15/31	124,000	103,671
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	185,000	187,775
Dana, Inc. 5.625%, 06/15/28[4]	123,000	112,586

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 81.2% (continued)
Embraer Netherlands Finance BV (Netherlands) 5.400%, 02/01/27[4]	$130,000	$126,492
Encompass Health Corp. 4.500%, 02/01/28	146,000	133,023
Energy Transfer LP 5.250%, 04/15/29	95,000	91,089
EnLink Midstream LLC 5.375%, 06/01/29	180,000	166,500
EQT Corp. 5.700%, 04/01/28	105,000	102,909
FMG Resources August 2006 Pty, Ltd. (Australia) 4.500%, 09/15/27[5]	77,000	69,685
Ford Motor Credit Co. LLC 4.134%, 08/04/25	200,000	189,617
General Motors Co. 6.800%, 10/01/27	144,000	146,954
Graphic Packaging International LLC 3.500%, 03/01/29[5]	155,000	130,842
HB Fuller Co. 4.250%, 10/15/28	79,000	69,710
Hillenbrand, Inc. 5.000%, 09/15/26[6]	96,000	90,905
Howmet Aerospace, Inc. 5.900%, 02/01/27	40,000	39,295
Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[4,5]	95,000	88,880
KB Home 4.000%, 06/15/31	85,000	68,510
Kraft Heinz Foods Co. 4.375%, 06/01/46	76,000	59,222
Lamar Media Corp. 4.875%, 01/15/29	173,000	156,565
Matador Resources Co. 5.875%, 09/15/26	231,000	222,944
Mattel, Inc. 3.375%, 04/01/26[5]	216,000	199,735
MEG Energy Corp. (Canada) 5.875%, 02/01/29[5]	175,000	163,428
Meritage Homes Corp. 6.000%, 06/01/25	92,000	90,450
Methanex Corp. (Canada) 5.125%, 10/15/27	183,000	168,813
MGM Resorts International 5.750%, 06/15/25	210,000	205,119
Mueller Water Products, Inc. 4.000%, 06/15/29[5]	181,000	157,634
Murphy Oil Corp. 6.375%, 07/15/28	170,000	167,105
	Principal Amount	Value

Murphy Oil USA, Inc. 5.625%, 05/01/27	$178,000	$171,643
Newell Brands, Inc. 5.200%, 04/01/26[6]	181,000	170,573
Novelis Corp. 3.250%, 11/15/26[4,5]	189,000	168,795
NuStar Logistics LP 5.625%, 04/28/27	276,000	262,954
Occidental Petroleum Corp. 7.875%, 09/15/31	150,000	162,315
Olin Corp. 5.125%, 09/15/27	202,000	188,872
Owens-Brockway Glass Container, Inc. 6.375%, 08/15/25[5]	196,000	195,545
Penn Entertainment, Inc. 4.125%, 07/01/29[5]	181,000	147,911
Penske Automotive Group, Inc. 3.500%, 09/01/25	174,000	164,654
Permian Resources Operating LLC 5.375%, 01/15/26[5]	190,000	181,904
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[5]	223,000	216,348
Sealed Air Corp. 5.500%, 09/15/25[5]	165,000	161,676
Sensata Technologies, B.V. (Netherlands) 4.000%, 04/15/29[5]	200,000	172,220
Silgan Holdings, Inc. 4.125%, 02/01/28	135,000	120,778
Southwestern Energy Co. 8.375%, 09/15/28	220,000	227,115
Spirit AeroSystems, Inc. 9.375%, 11/30/29[5]	160,000	162,822
Teleflex, Inc. 4.250%, 06/01/28[5]	150,000	134,183
Tenet Healthcare Corp. 4.875%, 01/01/26	175,000	167,655
Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands) 3.150%, 10/01/26	199,000	177,363
Toll Brothers Finance Corp. 4.350%, 02/15/28	170,000	157,828
Travel + Leisure Co. 6.600%, 10/01/25[6]	75,000	74,250
Trinity Industries, Inc. 4.550%, 10/01/24	112,000	109,066
United Rentals North America, Inc. 4.875%, 01/15/28	181,000	169,073
United States Steel Corp. 6.875%, 03/01/29[4]	133,000	130,746

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 81.2% (continued)
Wabash National Corp. 4.500%, 10/15/28[5]	$153,000	$128,881
WESCO Distribution, Inc. 7.250%, 06/15/28[5]	98,000	98,475
Western Digital Corp. 4.750%, 02/15/26	137,000	130,540
Western Midstream Operating LP 4.650%, 07/01/26	162,000	155,607

Total Industrials		11,262,821
Utilities - 3.0%
NRG Energy, Inc. 5.250%, 06/15/29[5]	195,000	172,138
SM Energy Co. 5.625%, 06/01/25	253,000	247,611

Total Utilities		419,749

Total Corporate Bonds and Notes (Cost $14,481,003)		13,821,524
Short-Term Investments - 13.6%
Joint Repurchase Agreements - 12.9%[7]
Bethesda Securities LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $1,000,449 (collateralized by various U.S. Government Agency Obligations, 3.062% - 6.000%, 08/01/28 - 07/01/53, totaling $1,020,000)	1,000,000	1,000,000
	Principal Amount	Value

Industrial and Commercial Bank of China Financial Services LLC, dated 09/29/23, due 10/02/23, 5.330% total to be received $758,337 (collateralized by various U.S. Treasuries, 0.000% - 7.500%, 10/31/23 - 02/15/53, totaling $773,160)	$758,000	$758,000
Santander U.S. Capital Markets LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $36,016 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.814%, 01/25/25 - 08/20/71, totaling $36,720)	36,000	36,000

Total Joint Repurchase Agreements		1,794,000
Repurchase Agreements - 0.7%
Fixed Income Clearing Corp., dated 09/29/23 due 10/02/23, 5.150% total to be received $90,039 (collateralized by a U.S. Treasury, 3.250%, 05/15/42, totaling $91,846)	90,000	90,000

Total Short-Term Investments (Cost $1,884,000)		1,884,000
Total Investments - 113.2% (Cost $16,365,003)		15,705,524
Other Assets, less Liabilities - (13.2)%		(1,832,968)
Net Assets - 100.0%		$13,872,556

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of these securities, amounting to $1,724,878 or 12.4% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of these securities amounted to $4,976,256 or 35.9% of net assets.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$13,821,524	—	$13,821,524
Short-Term Investments
Joint Repurchase Agreements	—	1,794,000	—	1,794,000
Repurchase Agreements	—	90,000	—	90,000
Total Investments in Securities	—	$15,705,524	—	$15,705,524

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,724,878	$1,794,000	—	$1,794,000
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.